Income Tax - Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax benefit (expense) computed at statutory rate	$ (483)	$ (1,229)	$ (1,158)
Non-deductible and non-taxable permanent differences, net	(12)	6	22
Change in valuation allowances	(14)	0	140
Effect of changes in tax laws and similar	0	149	6
Current year tax credits	37	29	30
Other tax and credits	(8)	34	(51)
Benefits from tax holidays	29	45	60
Net impact of changes to uncertain tax positions	(3)	(8)	(12)
Earnings of subsidiaries taxed at different rates	141	433	443
Income tax expense	$ (313)	$ (541)	$ (520)